Investment Portfolio - September 30, 2020
(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS - 96.6%
Albany County, Nursing Homes, Various
Purposes Impt., Series A, G.O. Bond,
5.000%, 9/15/2026	375,000	$466,763
Amherst Central School District, G.O.
Bond, 5.000%, 6/15/2026	200,000	251,288
Babylon, Various Purposes, Public
Impt., Series B, G.O. Bond, 2.250%,
12/1/2026	705,000	763,790
Bath Central School District, G.O. Bond,
4.000%, 6/15/2025	750,000	881,168
Beacon City School District, G.O. Bond,
2.000%, 6/15/2024	390,000	409,410
Briarcliff Manor, Public Impt., G.O. Bond,
5.000%, 2/1/2023	400,000	445,320
Brighton Central School District, G.O.
Bond, 2.125%, 6/15/2025	500,000	530,605
Brookhaven, Public Impt., Recreational
Facility Impt., G.O. Bond, 4.000%,
3/15/2025	400,000	453,192
Brookhaven-Comsewogue Union Free
School District
School Impt., G.O. Bond, 2.250%,
5/15/2024	500,000	528,705
School Impt., G.O. Bond, 2.250%,
5/15/2026	500,000	536,330
Buffalo, Public Impt., Recreational
Facility Impt., Series A, G.O. Bond,
5.000%, 4/1/2024	250,000	288,995
Buffalo Municipal Water Finance
Authority
Series A, Revenue Bond, 4.000%,
7/1/2022	300,000	319,383
Series A, Revenue Bond, 5.000%,
7/1/2023	300,000	336,261
Water Utility Impt., Series A, Revenue
Bond, AGM, 5.000%, 7/1/2039	250,000	300,952
Water Utility Impt., Series A, Revenue
Bond, AGM, 5.000%, 7/1/2043	600,000	719,346
Water Utility Impt., Series A, Revenue
Bond, AGM, 5.000%, 7/1/2048	250,000	298,810
Canandaigua, Public Impt., G.O. Bond,
3.000%, 12/15/2028	570,000	632,141
Canandaigua City School District, G.O.
Bond, 2.125%, 6/15/2026	540,000	576,536
Colonie
G.O. Bond, AGM, 2.000%, 3/1/2021	1,400,000	1,410,010
G.O. Bond, AGM, 2.000%, 3/1/2026	555,000	590,132
Depew Union Free School District, G.O.
Bond, 5.000%, 6/1/2021	820,000	846,379
Dutchess County, Highway Impt., G.O.
Bond, 2.000%, 3/15/2021	1,000,000	1,007,960
Erie County Fiscal Stability Authority,
Series D Revenue Bond, 5.000%,
9/1/2038	1,000,000	1,245,410
Gates Chili Central School District,
School Impt., G.O. Bond, 2.000%,
6/15/2026	500,000	529,035

	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Greece Central School District, G.O.
Bond, BAM, 2.500%, 6/15/2023	620,000	$655,675
Hempstead, Natural Gas Utility Impt.,
Public Impt. Series A, G.O. Bond,
5.000%, 6/15/2026	400,000	497,472
Hicksville Water District
Water Utility Impt., Series A, G.O.
Bond, 2.000%, 3/1/2027	325,000	348,852
Water Utility Impt., Series A, G.O.
Bond, 2.000%, 3/1/2028	330,000	352,605
Irvington Union Free School District,
G.O. Bond, 5.000%, 4/1/2021	250,000	256,075
Kings Park Central School District,
School Impt., G.O. Bond, 2.000%,
9/1/2024	415,000	442,934
Metropolitan Transportation Authority
Transit Impt., Green Bond, Series C-1,
Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,081,660
Transit Impt., Prerefunded Balance,
Series A, Revenue Bond, 5.000%,
11/15/2041	925,000	975,376
New York City
Public Impt., Subseries D1, G.O.
Bond, 4.000%, 12/1/2041	1,650,000	1,858,279
Series 1, G.O. Bond, 5.000%,
8/1/2023	2,700,000	3,049,056
Series C, G.O. Bond, 5.000%,
8/1/2031	1,500,000	1,850,910
New York City Transitional Finance
Authority, Building Aid
Public Impt., Series A-1, Revenue
Bond, 3.250%, 8/1/2035	1,000,000	1,065,930
Public Impt., Series C-1, Revenue
Bond, 4.000%, 11/1/2042	1,680,000	1,901,592
Public Impt., Series E-1, Revenue
Bond, 5.000%, 2/1/2026	475,000	566,927
Public Impt., Series S-2, Revenue
Bond, 5.000%, 7/15/2023	2,000,000	2,260,600
Series B, Revenue Bond, 5.000%,
11/1/2024	3,000,000	3,288,720
Series S-1, Revenue Bond, 5.000%,
7/15/2023	820,000	926,846
Series S-2A, Revenue Bond, 5.000%,
7/15/2033	1,000,000	1,254,760
Subseries S-3, Revenue Bond,
5.000%, 7/15/2027	750,000	958,372
New York City Water & Sewer System
Series A, Revenue Bond, 3.000%,
6/15/2036	1,250,000	1,318,525
Water Utility Impt., Series DD,
Revenue Bond, 5.000%, 6/15/2047	3,000,000	3,647,130
Water Utility Impt., Subseries BB-1,
Revenue Bond, 5.000%, 6/15/2046	2,000,000	2,409,720
New York State
Highway Impt., Series A, G.O. Bond,
5.000%, 3/15/2023	510,000	570,369

Investment Portfolio - September 30, 2020

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State (continued)
Water Utility Impt., Series A, G.O.
Bond, 5.000%, 3/1/2027	500,000	$558,130
Water Utility Impt., Series E, G.O.
Bond, 4.250%, 12/15/2041	480,000	496,795
New York State Dormitory Authority
Income Tax Revenue, Prerefunded
Balance, Series A, Revenue Bond,
5.000%, 2/15/2043	3,630,000	4,046,252
Income Tax Revenue, Series E,
Revenue Bond, 3.500%, 3/15/2037	850,000	907,519
Public Impt., Series A, Revenue Bond,
5.000%, 3/15/2029	750,000	928,598
School Impt., Series A, Revenue
Bond, 5.000%, 3/15/2030	1,500,000	1,869,480
School Impt., Series A, Revenue
Bond, 4.000%, 10/1/2037	1,000,000	1,128,570
School Impt., Series A, Revenue
Bond, 4.000%, 10/1/2038	1,000,000	1,124,900
School Impt., Series A, Revenue
Bond, 5.000%, 3/15/2045	1,680,000	2,027,374
School Impt., Series A, Revenue
Bond, 4.000%, 3/15/2047	1,050,000	1,153,163
School Impt., Series A, Revenue
Bond, 4.000%, 3/15/2048	1,950,000	2,169,865
School Impt., Series E, Revenue
Bond, AGM, 5.000%, 10/1/2025	1,000,000	1,138,650
Unrefunded Balance, Series A,
Revenue Bond, 5.000%, 2/15/2030	1,500,000	1,865,565
New York State Environmental Facilities
Corp.
Water and Sewer, Series A, Revenue
Bond, 5.000%, 6/15/2025	300,000	338,718
Water and Sewer, Series D, Revenue
Bond, 5.000%, 3/15/2026	340,000	407,157
Water Utility Impt., Revenue Bond,
5.000%, 6/15/2025	1,000,000	1,033,830
Water Utility Impt., Series B, Revenue
Bond, 4.000%, 8/15/2046	2,000,000	2,239,080
Water Utility Impt., Series B, Revenue
Bond, 4.000%, 6/15/2049	1,000,000	1,164,800
New York State Urban Development
Corp.
Highway Impt., Series A, Revenue
Bond, 5.000%, 3/15/2037	500,000	598,425
Public Impt., Series A-1, Revenue
Bond, 5.000%, 3/15/2026	3,000,000	3,332,370
Series A, Revenue Bond, 5.000%,
3/15/2027	1,250,000	1,540,225
New York State Urban Development
Corp., Economic Impt., Correctional
Facility Impt., Series A, Revenue
Bond, 4.000%, 3/15/2046	2,000,000	2,276,920
Niagara Falls Public Water Authority,
Series A, Revenue Bond, 5.000%,
7/15/2026	415,000	501,025

	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Niagara-Wheatfield Central School
District, G.O. Bond, 2.000%,
3/15/2026	640,000	$678,848
Onondaga County
Public Impt., Correctional Facility
Impt., G.O. Bond, 3.000%, 6/1/2035	1,000,000	1,052,840
Public Impt., Telecommunications
Impt., G.O. Bond, 5.000%,
5/15/2023	1,000,000	1,124,590
Public Impt., Water Utility Impt., G.O.
Bond, 2.125%, 6/15/2030	715,000	736,393
Perinton
G.O. Bond, 3.000%, 12/15/2021	210,000	217,110
G.O. Bond, 4.000%, 12/15/2022	210,000	227,596
G.O. Bond, 4.000%, 12/15/2023	160,000	179,301
Pittsford, Public Impt., G.O. Bond,
2.000%, 11/1/2026	595,000	637,899
Port Authority of New York & New Jersey
Airport & Marina Impt., Consolidated
Series 175, Revenue Bond, 5.000%,
12/1/2021	435,000	458,734
Airport & Marina Impt., Consolidated
Series 189, Revenue Bond, 5.000%,
5/1/2024	800,000	926,032
Airport & Marina Impt., Series 179,
Revenue Bond, 5.000%, 12/1/2024	765,000	870,432
Consolidated Series 184, Revenue
Bond, 5.000%, 9/1/2025	2,500,000	2,921,700
Rochester, School Impt., Series A, G.O.
Bond, AMBAC, 5.000%, 8/15/2022	95,000	103,392
Rockland County, Series B, G.O. Bond,
AGM, 5.000%, 4/1/2028	840,000	1,091,370
Roslyn Union Free School District, G.O.
Bond, 5.000%, 10/15/2020	215,000	215,381
Sachem Central School District, G.O.
Bond, 5.000%, 10/15/2023	250,000	286,645
Schenectady, School Impt., G.O. Bond,
2.000%, 12/15/2024	1,485,000	1,574,338
Smithtown
Public Impt., Recreational Facility
Impt., G.O. Bond, 2.000%,
2/15/2022	675,000	691,794
Public Impt., Recreational Facility
Impt., G.O. Bond, 2.000%,
2/15/2023	435,000	453,070
Public Impt., Recreational Facility
Impt., G.O. Bond, 2.000%,
2/15/2026	430,000	464,658
Public Impt., Recreational Facility
Impt., G.O. Bond, 2.000%,
2/15/2028	600,000	647,244
Southold Union Free School District,
School Impt., G.O. Bond, 3.000%,
6/15/2028	435,000	478,748

Investment Portfolio - September 30, 2020

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Suffolk County Water Authority
Prerefunded Balance, Revenue Bond,
4.000%, 6/1/2022	200,000	$208,983
Sullivan County, Public Impt., G.O. Bond,
3.000%, 11/15/2023	500,000	538,585
Triborough Bridge & Tunnel Authority
Highway Impt., Series A, Revenue
Bond, 5.000%, 11/15/2023	350,000	398,296
Highway Impt., Series A, Revenue
Bond, 4.000%, 11/15/2044	500,000	568,270
Series A, Revenue Bond, 5.000%,
11/15/2024	650,000	765,791
Series B, Revenue Bond, 5.000%,
11/15/2024	1,000,000	1,098,230
Series B, Revenue Bond, 5.000%,
11/15/2029	360,000	449,802
Ulster County, Public Impt., G.O. Bond,
3.000%, 11/15/2027	425,000	483,739
Vestal Central School District, G.O.
Bond, 2.000%, 6/15/2025	685,000	737,128
Victor Central School District, G.O.
Bond, 5.000%, 6/15/2021	275,000	284,444

	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Warren County
G.O. Bond, 4.000%, 12/1/2033	500,000	$621,215
G.O. Bond, 4.000%, 12/1/2034	350,000	433,734
Webster Central School District, School
Impt., G.O. Bond, 2.000%, 10/15/2021	315,000	321,165
TOTAL MUNICIPAL BONDS
(Identified Cost $98,945,157)		102,701,214

U.S. GOVERNMENT AGENCIES - 0.5%

Other Agencies - 0.5%
Freddie Mac Multifamily ML Certificates,
Series 2019-ML05, Class AUS, 3.40%,
1/25/2036
(Identified Cost $494,299)	486,656	547,698

SHORT-TERM INVESTMENT - 2.1%
Dreyfus Government Cash
Management, Institutional Shares,
0.25%[2]
(Identified Cost $2,191,594)	2,191,594	2,191,594

TOTAL INVESTMENTS - 99.2%
(Identified Cost $101,631,050)		105,440,506
OTHER ASSETS, LESS LIABILITIES - 0.8%		875,185
NET ASSETS - 100.0%		$106,315,691

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of September 30, 2020.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

Investment Portfolio - September 30, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$102,701,214	$—	$102,701,214	$—
U.S. Treasury and other U.S. Government agencies	547,698	—	547,698	—
Short-Term Investment	2,191,594	2,191,594	—	—
Total assets	$105,440,506	$2,191,594	$103,248,912	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or September 30, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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